UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2019

Date of reporting period:	2/28/2019

Item 1. Schedule of Investments

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Asset Management & Custody Banks 4.1%
BrightSphere Investment Group PLC	228,639	$ 3,235,242
St. James’s Place PLC (United Kingdom)	252,620	3,258,735
		6,493,977
Consumer Finance 5.4%
Capital One Financial Corp.	51,035	4,265,505
SLM Corp.*	389,255	4,301,268
		8,566,773
Data Processing & Outsourced Services 25.3%
Adyen NV (Netherlands), 144A*	10,374	7,791,582
FleetCor Technologies, Inc.*	39,577	9,232,523
Mastercard, Inc. (Class A Stock)	48,417	10,882,689
PayPal Holdings, Inc.*	16,979	1,665,131
Square, Inc. (Class A Stock)*	11,068	899,164
Visa, Inc. (Class A Stock)	63,785	9,447,834
		39,918,923
Diversified Banks 17.9%
Bank of America Corp.	334,634	9,731,157
Citigroup, Inc.	142,930	9,144,661
JPMorgan Chase & Co.	90,344	9,428,300
		28,304,118
Financial Exchanges & Data 2.0%
S&P Global, Inc.	15,654	3,136,592
Investment Banking & Brokerage 9.6%
Goldman Sachs Group, Inc. (The)	38,964	7,664,219
Moelis & Co. (Class A Stock)	76,497	3,412,531
TD Ameritrade Holding Corp.	71,865	4,048,155
		15,124,905
Life & Health Insurance 5.1%
Brighthouse Financial, Inc.*	27,205	1,053,378
MetLife, Inc.	156,522	7,073,229
		8,126,607

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage REITs 1.4%
Starwood Property Trust, Inc.	100,725	$ 2,259,262
Property & Casualty Insurance 5.1%
Chubb Ltd.	60,010	8,035,339
Regional Banks 17.4%
Ameris Bancorp	53,862	2,195,954
BankUnited, Inc.	94,402	3,444,729
BB&T Corp.	93,685	4,775,124
East West Bancorp, Inc.	73,504	4,014,053
Pinnacle Financial Partners, Inc.	75,906	4,454,923
PNC Financial Services Group, Inc. (The)	36,954	4,656,943
Renasant Corp.	17,575	672,771
Seacoast Banking Corp. of Florida*	111,974	3,249,486
		27,463,983
Reinsurance 2.4%
RenaissanceRe Holdings Ltd. (Bermuda)	26,298	3,867,121
Thrifts & Mortgage Finance 2.2%
Sterling Bancorp, Inc.	337,384	3,404,205

Total Long-Term Investments (cost $131,599,973)		154,701,805

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,201,460)(w)	4,201,460	4,201,460

TOTAL INVESTMENTS 100.5% (cost $135,801,433)		158,903,265
Liabilities in excess of other assets (0.5)%		(860,933)

Net Assets 100.0%		$ 158,042,332

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Asset Management & Custody Banks	$ 3,235,242	$ 3,258,735	$—
Consumer Finance	8,566,773	—	—
Data Processing & Outsourced Services	32,127,341	7,791,582	—
Diversified Banks	28,304,118	—	—
Financial Exchanges & Data	3,136,592	—	—
Investment Banking & Brokerage	15,124,905	—	—
Life & Health Insurance	8,126,607	—	—
Mortgage REITs	2,259,262	—	—
Property & Casualty Insurance	8,035,339	—	—
Regional Banks	27,463,983	—	—
Reinsurance	3,867,121	—	—
Thrifts & Mortgage Finance	3,404,205	—	—

Affiliated Mutual Fund	4,201,460	—	—
Total	$147,852,948	$11,050,317	$—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 99.0%
Biotechnology 42.4%
Aeglea BioTherapeutics, Inc.*(a)	602,772	$ 5,039,174
Agios Pharmaceuticals, Inc.*(a)	218,437	14,170,008
Aileron Therapeutics, Inc.*(a)	205,051	340,385
Alexion Pharmaceuticals, Inc.*	423,297	57,284,783
Allogene Therapeutics, Inc.*(a)	430,648	13,647,235
Amicus Therapeutics, Inc.*(a)	3,136,734	37,954,481
AnaptysBio, Inc.*(a)	57,482	3,958,785
Apellis Pharmaceuticals, Inc.*	368,569	5,583,820
Argenx SE (Netherlands), ADR*	205,132	27,342,044
Ascletis Pharma, Inc. (China), 144A*	4,379,330	3,905,116
Audentes Therapeutics, Inc.*	687,019	21,036,522
BioCryst Pharmaceuticals, Inc.*(a)	1,992,546	16,458,430
BioMarin Pharmaceutical, Inc.*(a)	1,103,318	102,895,437
Bluebird Bio, Inc.*(a)	211,552	32,837,101
Blueprint Medicines Corp.*	140,870	11,578,105
CStone Pharmaceuticals (China)*	4,999,654	7,897,794
DBV Technologies SA (France), ADR*(a)	401,635	3,269,309
Epizyme, Inc.*(a)	1,287,335	16,683,862
Exact Sciences Corp.*(a)	724,059	65,889,369
Fate Therapeutics, Inc.*	174,711	2,744,710
FibroGen, Inc.*	230,691	13,333,940
GlycoMimetics, Inc.*(a)	1,028,787	12,643,792
Gossamer Bio, Inc.*	493,772	10,779,043
ImmunoGen, Inc.*	720,106	3,398,900
Immunomedics, Inc.*(a)	1,955,128	30,812,817
Innovent Biologics, Inc. (China), 144A*	591,945	1,793,166
Intercept Pharmaceuticals, Inc.*(a)	93,970	9,372,568
Kodiak Sciences, Inc.*	240,936	1,686,552
Madrigal Pharmaceuticals, Inc.*(a)	142,508	18,708,450
Mirati Therapeutics, Inc.*(a)	339,643	24,726,010
Natera, Inc.*	1,535,874	24,328,244
Neurocrine Biosciences, Inc.*	306,692	23,691,957
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	22,989,454
Proteostasis Therapeutics, Inc.*(a)	2,271,706	9,359,429
Repligen Corp.*(a)	157,903	9,398,387
Retrophin, Inc.*(a)	441,982	9,971,114
Rubius Therapeutics, Inc.*(a)	358,703	5,696,204
Sage Therapeutics, Inc.*(a)	559,779	89,144,806
Sarepta Therapeutics, Inc.*(a)	690,340	99,574,642
Shanghai Junshi Biosciences Co. Ltd. (China) (Class H Stock), 144A*	1,295,251	3,640,086
Spring Bank Pharmaceuticals, Inc.*(a)	395,989	4,118,286
Sutro Biopharma, Inc.*(a)	119,157	1,048,582

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	257,492	$ 48,601,615
Viking Therapeutics, Inc.*(a)	333,004	2,800,564
		932,135,078
Health Care Services 3.0%
Cigna Corp.	291,839	50,908,395
Guardant Health, Inc.*(a)	243,966	16,257,894
		67,166,289
Health Care Equipment 15.4%
Abbott Laboratories	690,800	53,619,896
ABIOMED, Inc.*(a)	26,631	8,908,069
Avedro, Inc.*	181,353	2,176,236
Boston Scientific Corp.*	1,407,344	56,462,641
Danaher Corp.	179,827	22,841,626
DexCom, Inc.*(a)	324,967	45,277,652
Edwards Lifesciences Corp.*	253,349	42,889,452
Inogen, Inc.*(a)	91,661	9,849,891
Insulet Corp.*(a)	53,667	5,039,868
Intuitive Surgical, Inc.*	101,875	55,787,769
iRhythm Technologies, Inc.*	113,288	10,851,857
Teleflex, Inc.	85,084	24,660,747
		338,365,704
Health Care Supplies 1.2%
Align Technology, Inc.*(a)	103,908	26,909,055
Health Care Technology 1.2%
Tabula Rasa HealthCare, Inc.*(a)	313,820	17,294,620
Teladoc Health, Inc.*(a)	145,402	9,358,073
		26,652,693
Life Sciences Tools & Services 6.0%
ARYA Sciences Acquisition Corp., UTS*	557,818	5,745,525
Illumina, Inc.*	323,414	101,154,197
IQVIA Holdings, Inc.*	49,555	6,942,656
PRA Health Sciences, Inc.*	97,920	10,475,482
Wuxi Biologics Cayman, Inc. (China), 144A*	779,058	7,439,598
		131,757,458

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care 12.6%
Anthem, Inc.	143,120	$ 43,040,478
Centene Corp.*	523,876	31,898,810
HealthEquity, Inc.*(a)	130,299	10,486,463
Humana, Inc.	204,364	58,251,914
UnitedHealth Group, Inc.	463,518	112,273,330
WellCare Health Plans, Inc.*	82,296	20,868,620
		276,819,615
Pharmaceuticals 17.2%
Aerie Pharmaceuticals, Inc.*	543,059	25,344,564
Assembly Biosciences, Inc.*	1,579,048	33,775,837
AstraZeneca PLC (United Kingdom), ADR	1,393,915	57,958,986
Bristol-Myers Squibb Co.	774,103	39,990,161
Charlottes Web Holdings, Inc.*(a)	628,261	9,452,918
Eli Lilly & Co.(a)	434,107	54,823,373
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	170,313	29,295,539
Hua Medicine (China), 144A*(a)	3,474,741	3,941,719
Marinus Pharmaceuticals, Inc.*(a)	2,591,609	8,889,219
Merck & Co., Inc.	657,219	53,425,333
Mylan NV*	383,460	10,119,509
Novo Nordisk A/S (Denmark), ADR	437,740	21,427,373
Ocular Therapeutix, Inc.*(a)	1,014,452	4,514,311
Pfizer, Inc.(a)	388,812	16,855,000
resTORbio, Inc.*(a)	909,440	7,784,806
		377,598,648
Total Common Stocks (cost $1,253,739,643)		2,177,404,540
Preferred Stock 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*^(f)	4,084,064	3,389,773

Total Long-Term Investments (cost $1,256,139,643)		2,180,794,313

Short-Term Investments 23.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	40,077,881	40,077,881

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $483,842,621; includes $482,964,727 of cash collateral for securities on loan)(b)(w)	483,832,796	$ 483,977,946

Total Short-Term Investments (cost $523,920,502)		524,055,827

TOTAL INVESTMENTS 123.0% (cost $1,780,060,145)		2,704,850,140
Liabilities in excess of other assets (23.0)%		(506,615,780)

Net Assets 100.0%		$ 2,198,234,360

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,389,773 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $460,054,803; cash collateral of $482,964,727 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $3,389,773 is 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$ 922,796,710	$ 9,338,368	$ —
Health Care Services	67,166,289	—	—
Health Care Equipment	338,365,704	—	—
Health Care Supplies	26,909,055	—	—
Health Care Technology	26,652,693	—	—
Life Sciences Tools & Services	124,317,860	7,439,598	—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Managed Health Care	$ 276,819,615	$ —	$ —
Pharmaceuticals	373,656,929	3,941,719	—
Preferred Stock
Health Care Equipment	—	—	3,389,773

Affiliated Mutual Funds	524,055,827	—	—
Total	$2,680,740,682	$20,719,685	$3,389,773

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Diversified Banks 0.8%
CFE Capital S de RL de CV (Mexico)	27,709,591	$ 24,430,957
Electric Utilities 38.0%
Alliant Energy Corp.	1,226,261	56,248,592
American Electric Power Co., Inc.	1,761,848	142,973,965
Duke Energy Corp.	529,098	47,438,927
Edison International	842,981	50,486,132
Enel SpA (Italy)	10,531,349	63,725,414
Entergy Corp.	1,367,253	127,605,722
Evergy, Inc.	1,694,601	94,745,142
Exelon Corp.	3,222,701	156,591,042
FirstEnergy Corp.	3,096,067	126,164,730
Iberdrola SA (Spain)	4,179,753	34,965,662
NextEra Energy, Inc.	1,122,543	210,723,772
PG&E Corp.*	1,620,685	27,600,266
Xcel Energy, Inc.	929,809	51,009,322
		1,190,278,688
Gas Utilities 3.4%
Atmos Energy Corp.(a)	641,901	63,451,914
Italgas SpA (Italy)	7,029,145	42,575,164
		106,027,078
Independent Power Producers & Energy Traders 5.5%
NRG Energy, Inc.(a)	1,937,342	80,748,414
Vistra Energy Corp.*	3,581,323	93,257,651
		174,006,065
Multi-Utilities 30.2%
Ameren Corp.	2,001,386	142,578,739
CMS Energy Corp.	2,431,947	132,297,917
Dominion Energy, Inc.	1,736,106	128,628,093
DTE Energy Co.	1,087,168	134,330,478
E.ON SE (Germany)	3,916,386	43,127,223
NiSource, Inc.(a)	4,493,144	121,225,025
Public Service Enterprise Group, Inc.	1,107,621	65,139,191
RWE AG (Germany)	3,344,718	81,615,166
Sempra Energy(a)	812,802	97,893,873
		946,835,705

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 12.4%
Cheniere Energy, Inc.*	1,498,730	$ 96,593,149
Enbridge, Inc. (Canada)	909,073	33,628,689
ONEOK, Inc.(a)	1,440,718	92,580,539
Pembina Pipeline Corp. (Canada)	1,157,247	42,401,530
Targa Resources Corp.	384,014	15,452,723
Williams Cos., Inc. (The)	4,010,072	107,028,821
		387,685,451
Renewable Electricity 2.4%
NextEra Energy Partners LP	1,744,077	75,326,686
Specialized REITs 3.5%
American Tower Corp.	216,278	38,097,370
Equinix, Inc.	89,190	37,771,965
SBA Communications Corp.*	192,867	34,824,065
		110,693,400
Water Utilities 1.7%
American Water Works Co., Inc.	523,236	53,171,242

Total Long-Term Investments (cost $2,125,131,381)		3,068,455,272

Short-Term Investments 7.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	63,241,228	63,241,228
PGIM Institutional Money Market Fund (cost $163,608,811; includes $16,305,487 of cash collateral for securities on loan)(b)(w)	163,603,169	163,652,250

Total Short-Term Investments (cost $226,850,039)		226,893,478

TOTAL INVESTMENTS 105.1% (cost $2,351,981,420)		3,295,348,750
Liabilities in excess of other assets (5.1)%		(161,320,663)

Net Assets 100.0%		$ 3,134,028,087

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,714,282; cash collateral of $163,305,487 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Banks	$ 24,430,957	$ —	$—
Electric Utilities	1,091,587,612	98,691,076	—
Gas Utilities	63,451,914	42,575,164	—
Independent Power Producers & Energy Traders	174,006,065	—	—
Multi-Utilities	822,093,316	124,742,389	—
Oil & Gas Storage & Transportation	387,685,451	—	—
Renewable Electricity	75,326,686	—	—
Specialized REITs	110,693,400	—	—
Water Utilities	53,171,242	—	—

Affiliated Mutual Funds	226,893,478	—	—
Total	$3,029,340,121	$266,008,629	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR — American Depositary Receipt
Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REIT(s) — Real Estate Investment Trust(s)
UTS — Unit Trust Security

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date     April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 12, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date     April 12, 2019

* Print the name and title of each signing officer under his or her signature.